Investments accounted for using equity method (Details 3) - CLP ($)	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Balance at the beginning of year	$ 64,404,946,000		$ 49,995,263,000
Business combination effect	50,462,578,000		25,118,232,000
Participation in the joint ventures and associates (loss)	(8,914,097,000)		(5,560,522,000)		$ (5,228,135,000)
Dividends received	(353,150,000)		(245,073,000)
Increase (decrease) through changes in ownership interests in subsidaries	(7,584,747,000)	[1]	(24,757,013,000)	[2]
Others	(6,329,997,000)		524,706,000
Total	$ 99,270,280,000		$ 64,404,946,000		$ 49,995,263,000

[1]	During 2017, through its subsidiary CCU Inversiones S.A., the Company acquired an additional interest of VSPT for an amount of ThCh$ 7,800,000 with a carrying amount of ThCh$ 5,724,003, generated, at CCu's consolidated level, a decrease in Other reserves of ThCh$ 2,075,441.
[2]	In 2016, the Company, through its subsidiaries Aguas CCU-Nestlé Chile S.A. and Embotelladoras Chilenas Unidas S.A., acquired an additional interest of Manantial S.A. for an amount of ThCh$ 19,111,686, with a carrying amount to ThCh$ 3,816,220, gererating in a decrease in Other reserves of ThCh$ 7,801,153 (see Note 1 (1)). Additionally, during 2016 the Company, through its subsidiary Compañía Industrial Cervecera S.A. acquired an additional interest in Los Huemules SRL. for an amount of ThCh$ 118,092, with a carrying amount of ThCh$ 312,103, resulting in an increase in Other reserves of ThCh$ 194,000 (see Note 1 (4)). Finally during 2016, the joint venture Foods acquired an additional interest in Alimentos Nutrabien S.A. for an amount of ThCh$ 14,352,706, with a carrying amount of ThCh$ 3,497,385, resulting in a decrease of ThCh$ 5,426,209.